Debt - Long term (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2023
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	$ 2,021,000,000	$ 1,992,500,000
Principal Outstanding	2,066,400,000	2,044,900,000
Deferred finance charges	(34,800,000)	(37,700,000)
Debt discount	(17,100,000)	(23,900,000)
Debt premium	6,500,000	9,200,000
2028 Notes
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	1,077,600,000	1,178,600,000
2030 Notes
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	749,400,000	626,900,000
$250m Convertible bonds
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	239,400,000	$ 239,400,000
Principal	$ 250,000,000		$ 250,000,000.0